Note 2 - Basis of Preparation	6 Months Ended
Jun. 30, 2021
Statement Line Items [Line Items]
Disclosure of basis of preparation of financial statements [text block]
2.	BASIS OF PREPRATION

2.1	Statement of compliance

These condensed consolidated interim financial statements are unaudited and have been prepared in accordance with IAS 34 ‘Interim Financial Reporting’ (“IAS 34”) using accounting policies consistent with the International Financial Reporting Standards (“IFRS”) issued by the International Accounting Standards Board (“IASB”) and Interpretations of the International Financial Reporting Interpretations Committee (“IFRIC”).

The condensed consolidated interim financial statements for the period ended June 30, 2021 were approved and authorized by the Board of Directors on August 26, 2021.

2.2	Basis of measurement

These condensed consolidated interim financial statements have been prepared on the historical cost basis except as provided in Note 4. The comparative figures presented in these consolidated financial statements are in accordance with the same accounting policies.

2.3	Basis of consolidation

The condensed consolidated interim financial statements comprise the financial statements of the Company and its wholly owned subsidiaries controlled by the Company (the “Group”) as at June 30, 2021. Control exists when the Company is exposed to or has the rights to variable returns from its involvement with the entity and has the ability to affect these returns through its power over the entity.

Subsidiaries are fully consolidated from the date of acquisition, being the date on which the Group obtains control, and continue to be consolidated until the date when such control ceases. The financial statements of the subsidiaries are prepared for the same reporting period as the parent company, using consistent accounting policies. All inter-group balances, transactions, unrealized gains and losses resulting from inter-group transactions and dividends are eliminated in full.

2.4	Functional and presentation currency

The functional currency is the currency of the primary economic environment in which the entity operates and has been determined for each entity within the Group. These consolidated financial statements are presented in Canadian Dollars, which is the Company’s functional currency. The functional currency of ELL Technologies Limited and Lingo Group Limited are United States Dollar (“USD”). All other subsidiaries’ functional currency is Canadian Dollar (“CAD”).

The functional currency determinations were conducted through an analysis of the consideration factors identified in IAS 21, “The Effects of Changes in Foreign Exchange Rates”.